U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

November 5, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Investor and Service Class of the BRIC Bull 2X Fund, BRIC Bear 2X Fund, Brazil Bull 2X Fund, Brazil Bear 2X Fund, China Bull 2X Fund, India Bull 2X Fund, Russia Bull 2X Fund, EM Debt Bull Fund, China Bear 2X Fund, India Bear 2X Fund, Russia Bear 2X Fund and EM Debt Bear Fund that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated October 31, 2007, filed electronically as Post-Effective Amendment No. 76 to the Trust’s Registration Statement on Form N-1A on October 31, 2007.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5348.

Sincerely yours,

/s/ Angela L. Pingel

Angela L. Pingel
for U.S. BANCORP FUND SERVICES, LLC